Income Taxes - Summary of Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Major components of tax expense (income) [abstract]
Current tax expense	₨ 42,665		₨ 45,405	₨ 34,973
Deferred tax expense/(reversal)	(1,898)		(2,628)	1,116
Income tax expense	₨ 40,767	$ 434	₨ 42,777	₨ 36,089